Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Available-for-sale Securities
Available-for-sale Securities, Amortized cost		$ 87
Available-for-sale Securities, Gross unrealized/ unrecognized gains		47
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	$ 71	134
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost		4,079
Held-to-maturity Securities, Gross unrealized/ unrecognized gains		72
Held-to-maturity Securities, Gross unrealized/ unrecognized losses
Held-to-maturity Securities, Estimated fair value	1,523	4,151
Agency mortgage-backed:residential [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	70	79
Available-for-sale Securities, Gross unrealized/ unrecognized gains	1	2
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	71	81
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	1,487	2,048
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	45	70
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	9
Held-to-maturity Securities, Estimated fair value	$ 1,523	2,118
FHLMC stock [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost		8
Available-for-sale Securities, Gross unrealized/ unrecognized gains		45
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value		53
Agency bonds [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost		2,031
Held-to-maturity Securities, Gross unrealized/ unrecognized gains		2
Held-to-maturity Securities, Gross unrealized/ unrecognized losses
Held-to-maturity Securities, Estimated fair value		$ 2,033